Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Balances And Transactions
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.    RELATED PARTY BALANCES AND TRANSACTIONS

Name of related parties	Relationship with the Company

Mr. Jiayuan Lin	Principal shareholder and Chief Executive Officer of the Company

Jincheng Bank(i)	Company under significant influence of principal shareholder of the Company

Shanghai Wangjin Investment Management Co., Ltd.	Company controlled by principal shareholder of the Company

Shanghai Chejia(ii)	The Company’s equity method investee

(i)
Mr. Xiaojun Zhang, one of the
co-founders
and principal shareholders of the Company, was appointed as a member of the Board of Directors of Jincheng Bank on March 24, 2015. He subsequently resigned from the Board of Directors on September 19, 2017. Therefore, Jincheng Bank was deemed to be a related party for the period from January 1, 2017 through September 19, 2017.

(ii)
In September 2018, the Company acquired the remaining 50% of the equity interest in Shanghai
Chejia
 for RMB206,000,000, and Shanghai
Chejia
 became the wholly-owned subsidiary of the company. Therefore, Shanghai
Chejia
 was deemed to be a related party for the nine months ended September 30, 2018.

Details of related party transactions for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenue
Shanghai Chejia	20,913,903	14,928,349	—	—
Jincheng Bank	526,426,758	—	—	—

	547,340,661	14,928,349	—	—

Interest income
Mr. Jiayuan Lin	3,189,865	784,805	—	—
Shanghai Wangjin Investment Management Co., Ltd	1,896,868	430,260	—	—
Shanghai Chejia	—	2,199,730	—	—

	5,086,733	3,414,795	—	—